Related Parties, Transactions Notes Receivable (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Receivable Net [Abstract]
Less: Current portion of notes receivable	$ (1,492)	$ (1,797)	$ (1,812)
Notes receivable, less current portion	$ 1,752	$ 2,076	$ 3,151
Related Party [Member]
Transactions Notes Receivable [Abstract]
Amortized period for note receivable	60 months	60 months
Incremental borrowing rate	6.65%	1.57%	1.55%
Notes Receivable Net [Abstract]
Total notes receivables	$ 3,244	$ 3,873	$ 4,963
Less: Current portion of notes receivable	(1,492)	(1,797)	(1,812)
Notes receivable, less current portion	1,752	2,076	$ 3,151
Note 2 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables	1,027	1,057
Original Principal	$ 5,355
Issue Date	May 01, 2019
Maturity Date	Apr. 30, 2024
Note 3 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables	$ 67	119
Original Principal	$ 491
Issue Date	Jun. 01, 2019
Maturity Date	May 31, 2024
Note 6 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables	$ 0	351
Original Principal	$ 1,111
Issue Date	May 22, 2020
Maturity Date	May 22, 2023
Note 8 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables	$ 2,150	2,221
Original Principal	$ 2,816
Issue Date	May 01, 2020
Maturity Date	May 01, 2025
Note 9 [Member] | Related Party [Member]
Notes Receivable Net [Abstract]
Total notes receivables	$ 0	$ 125
Original Principal	$ 125
Issue Date	Jan. 24, 2022
Maturity Date	Jun. 30, 2023